Acquisitions and Other Transactions - Financing Package with Minerals 260 Limited on the BullaBulling Gold Project - Australia (Details) - Acquisition of Royalties - Bullabulling Royalty From Minerals 260 Limited
$ / shares in Units, shares in Millions, $ in Millions, $ in Millions
	Mar. 26, 2026 USD ($)	Mar. 26, 2026 AUD ($)	Feb. 26, 2026 USD ($) tranche oz shares	Feb. 26, 2026 AUD ($) tranche $ / shares	Feb. 26, 2026 AUD ($) oz shares
Acquisitions and Other Transactions
Purchase price			$ 119.9		$ 170.0
Royalty acquisition, value of shares to be subscribed			$ 35.3		$ 50.0
Percentage of increase in gross royalty			1.45%		1.45%
Historical gross royalty percentage			1.00%		1.00%
Percentage of new gross royalty held over tenements with no existing royalty			2.45%		2.45%
Quantity of ounces of gold produced | oz			4		4
Percentage of gross royalty decreased upon production			1.63%		1.63%
Number of funding tranches | tranche			2	2
Number of shares committed to be purchased | shares			111.1		111.1
Share price per share | $ / shares				$ 0.45
Percentage of issued and outstanding shares owned			4.90%		4.90%
Upfront amount funded	$ 66.6	$ 95.0	$ 53.3	$ 75.0
Payments to purchase shares committed			$ 35.3	$ 50.0